Goodwill and Intangible assets	12 Months Ended
Dec. 31, 2020
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

5. Goodwill and intangible assets

Goodwill and intangible assets consisted of:

	December 31, 2020				December 31, 2019
(in thousands)	Useful life (months)	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Technology and intellectual property	60	$—	$—	$—	$32,027	$(32,027)	$—
Customer relationships	120	25,040	(10,016)	15,024	25,040	(7,094)	17,946
Costs to acquire third party publishers	24	—	—	—	1,363	(1,363)	—
Non-compete agreements	60	303	(211)	92	303	(155)	148
Domain names	60	1,224	(789)	435	1,224	(566)	658

Intangible assets		$26,567	$(11,016)	$15,551	$59,957	$(41,205)	$18,752
Goodwill	Indefinite	$18,402	—	$18,402	$18,402	—	$18,402

Amortization expense related to intangible assets amounted to $3.2 million, $5.4 million, and $11.8 million for the years ended December 31, 2020, 2019, and 2018, respectively. We did not have any impairments of goodwill for the years ended December 31 2020 and 2019, respectively.

The following table presents the change in goodwill and intangible assets:

	December 31, 2020		December 31, 2019
(in thousands)	Goodwill	Intangible assets	Goodwill	Intangible assets
Beginning balance at January 1,	$18,402	$18,752	$18,402	$23,985
Addition to goodwill and intangible assets	—	—	—	148
Amortization	—	(3,201)	—	(5,381)

Ending balance	$18,402	$15,551	$18,402	$18,752

As of December 31, 2020, future amortization expense on identifiable intangible assets with estimable useful lives over the next five years is as follows:

(in thousands)	Amortization expense
2021	$2,983
2022	2,730
2023	2,388
2024	2,211
2025	2,028
Thereafter	3,211

$15,551